Income Tax Matters (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Significant Components of Income Tax Expense (Benefit)

The significant components of income tax expense for the years ended December 31, 2019, 2018 and 2017 are summarized as follows:

	2019	2018	2017
	(dollars in thousands)
Current tax expense:
Federal	$662	$524	$1,022
State	94	94	96
Total	756	618	1,118
Deferred tax expense:
Federal	26	(47)	680
State	(11)	8	11
Total	15	(39)	691
Net provision for income taxes	$771	$579	$1,809

Provision for Income Taxes and the Amounts Computed by Applying the Statutory Federal Income Tax Rate of 34% to Income Before Income Taxes

The difference between the provision for income taxes and the amounts computed by applying the statutory federal income tax rate of 21% to income before income taxes is summarized below:

	2019	2018	2017
	(dollars in thousands)
Tax computed at the statutory federal rate	$810	$642	$1,163
Increases (decrease) resulting from:
Tax exempt interest, net	(133)	(143)	(238)
State income taxes, net of federal benefit	65	80	71
Revalue of deferred tax assets	—	—	812
Other	29	—	1
Provision for income taxes	$771	$579	$1,809

Significant Components of Deferred Taxes	Significant components of deferred taxes at December 31, 2019, 2018 and 2017 are as follows:

	2019	2018	2017
	(dollars in thousands)
Deferred tax assets relating to:
Allowance for loan losses	$478	$545	$569
Deferred compensation	1,078	1,012	936
Other	89	104	173
Lease liability	462	—	—
Net unrealized loss on securities available for sale	—	505	335
Total deferred tax assets	2,107	2,166	2,013
Deferred tax liabilities relating to:
Net unrealized gain on securities available for sale	(96)	—	—
Premises and equipment	(184)	(159)	(213)
Deferred loans fees and costs	(159)	(163)	(148)
Loan servicing	(92)	(99)	(116)
ROU asset	(447)	—	—
Total deferred tax liabilities	(978)	(421)	(477)
Net recorded deferred tax asset	$1,129	$1,745	$1,536